Schedule of products and services (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total revenues	$ 2,545	$ 61	$ 16
Digital revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues		8
Vehicle spec conversion [Member]
IfrsStatementLineItems [Line Items]
Total revenues	46	50
Conversion kits [Member]
IfrsStatementLineItems [Line Items]
Total revenues	48	3	16
Crypto currency mining revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	1,016
Digital asset revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	$ 1,435